Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the consolidated financial statements were available to be issued, and determined that the Company had the following subsequent events:

On August 1, 2025, the Company issued 100,000 shares of the Company’s common stock to a consulting company for general business consulting and advisory services, the fair value of these shares were $69,700.

On July 18, 2025, Baiya International Group Inc. announced its entry into a strategic merger framework agreement (the “Agreement”) with Dubai-headquartered technology company STARFISH TECHNOLOGY-FZE (“Starfish”). Under this Agreement, the Company intends to acquire all equity interests and core assets of Starfish, marking a significant shift in the Company’s business toward digital assets and financial technology. The Company will proceed with a thorough due diligence and intend to provide timely updates.